Restatement of Previously Issued Financial Statements - Summary of Restatement of Financial Statements (Detail) - USD ($)	3 Months Ended		6 Months Ended
	Mar. 31, 2021	Sep. 30, 2020	Dec. 31, 2020	Aug. 18, 2020
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Total Liabilities	$ 85,164,199	$ 141,763,962	$ 244,863,061	$ 68,570,964
Class A Ordinary Shares Subject to Redemption	690,000,000	545,368,979	441,063,112	618,455,829
Additional Paid in Capital	0	86,466,842	190,771,666	13,380,723
Accumulated Deficit	$ (83,314,043)	(81,470,011)	$ (185,775,870)	(8,383,156)
Number of Class A ordinary shares subject to redemption	69,000,000		44,106,311
Net loss	$ 160,624,560	(81,470,011)	$ (185,775,870)
Common Class A [Member]
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Class A Ordinary Shares	$ 0	$ 1,446	$ 2,489	$ 715
Number of Class A ordinary shares subject to redemption	69,000,000	54,536,898	44,106,311	61,845,583
Net loss	$ 6,239		$ 0
Weighted average shares outstanding	69,000,000	69,000,000	69,000,000
Basic and Diluted EPS	$ 0.00	$ 0.00	$ 0.00
Common Class B [Member]
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Class A Ordinary Shares	$ 1,725		$ 1,725
Net loss	$ 160,624,560		$ (185,775,870)
Weighted average shares outstanding	17,250,000	17,250,000	16,748,571
Basic and Diluted EPS	$ 9.31	$ (4.72)	$ (11.09)
Previously Reported [Member]
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Total Liabilities		$ 25,274,901	$ 25,068,093	$ 25,131,073
Class A Ordinary Shares Subject to Redemption		661,858,040	660,858,080	661,895,720
Additional Paid in Capital		5,040,681	6,040,631	5,003,001
Accumulated Deficit		(42,685)	(1,042,637)	(5,000)
Net loss		(42,685)	(1,042,637)
Previously Reported [Member] | Common Class A [Member]
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Class A Ordinary Shares		$ 281	$ 291	$ 281
Number of Class A ordinary shares subject to redemption		66,185,804	66,085,808	66,189,572
Weighted average shares outstanding		69,000,000	69,000,000
Basic and Diluted EPS		$ 0.00	$ 0.00
Previously Reported [Member] | Common Class B [Member]
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Weighted average shares outstanding		17,250,000	17,250,000
Basic and Diluted EPS		$ 0.00	$ (0.06)
Revision of Prior Period, Adjustment [Member]
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Total Liabilities		$ 116,489,061	$ 219,794,968	$ 43,439,891
Class A Ordinary Shares Subject to Redemption		(116,489,061)	(219,794,968)	(43,439,891)
Additional Paid in Capital		81,426,161	184,731,035	8,377,722
Accumulated Deficit		(81,427,326)	(184,733,233)	(8,378,156)
Net loss		(81,427,326)	(184,733,233)
Revision of Prior Period, Adjustment [Member] | Common Class A [Member]
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Class A Ordinary Shares		$ 1,165	$ 2,198	$ 434
Number of Class A ordinary shares subject to redemption		(11,648,906)	(21,979,497)	(4,343,989)
Weighted average shares outstanding		0	0
Basic and Diluted EPS		$ 0.00	$ 0.00
Revision of Prior Period, Adjustment [Member] | Common Class B [Member]
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Weighted average shares outstanding		0	0
Basic and Diluted EPS		$ (4.72)	$ (11.03)